UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):          [  ] is a restatement.
                                                [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      SHAPIRO CAPITAL MANAGEMENT LLC
           ----------------------------------
Address:   3060 PEACHTREE ROAD, NW SUITE 1555
           ----------------------------------
           ATLANTA GA  30066
           ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:     MICHAEL MCCARTHY

Title:    PRINCIPAL

Phone:    404-842-9600

Signature, Place, and Date of Signing:

_______________________          _______________       ________________________
  [Signature]                     [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 12/31/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            44


Form 13F Information Table Value Total      $2,295,894  (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]



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                                                                                        FORM 13F
                                                                                                      ------------------------------
                                                    Shapiro Capital Management Company, Inc           ------------------------------
                                                                                                              (SEC USE ONLY)
Page 1 of 2                                          Name of Reporting Manager :
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     Item 1:                     Item 2:        Item 3:     Item 4:      Item 5:    Item 6        Item 7           Item 8
                                                                                                           Voting Authority (shares)
                                                                                  Investment
                                                                                  Discretion
                                 Title of      CUSIP         Fair        Principal   (a)    Manager's      (a)         (b)     (c)
Name of Issuer                    Class        Number     Market Value     Amount    Sole  See Instr V    Sole       Shared    None
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
Nalco Holding Co                     Common   62985Q101   $137,130,695     6,702,380   x                6,063,990      638,390
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Andrew Corp                          Common   034425108   $132,924,886    12,993,635   x                1,827,585    1,166,050
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LifePoint Hosps Inc                  Common   53219L109   $125,140,973     3,713,382   x                3,389,055      324,327
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Steris Corp                          Common   859152100   $124,501,692     4,946,432   x                4,485,275      461,157
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Cox Radio Inc Cl A              Cl A Common   224051102   $122,222,926     7,498,339   x                6,697,010      801,329
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Cooper Companies, Inc. (The)         Common   216648402   $119,123,397     2,676,930   x                2,436,430      240,500
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Mosaic Co.                           Common   61945A107   $105,241,959     4,927,058   x                4,607,290      319,768
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Molson Coors Brewing Co Cl B    Cl B Common   60871R209    $93,460,987     1,222,671   x                1,108,840      113,831
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Checkpoint Systems Inc               Common   162825103    $87,696,785     4,341,425   x                3,892,625      448,800
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Ralcorp Holdings                     Common   751028101    $83,545,604     1,641,690   x                1,490,190      151,500
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Sierra Pacific Resources             Common   826428104    $73,698,318     4,378,985   x                3,972,972      406,013
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Odyssey Healthcare Inc               Common   67611V101    $65,113,562     4,910,525   x                4,337,200      573,325
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Montpelier Re Holdings Ltd           Common   g62185106    $64,298,967     3,455,076   x                3,104,275      350,801
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Adesa Inc.                           Common   00686U104    $63,055,941     2,272,286   x                2,031,862      240,424
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Live Nation                          Common   538034109    $62,557,600     2,792,750   x                2,476,350      316,400
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Platinum Undrwritrs Hldg             Common   g7127p100    $61,411,307     1,984,852   x                1,777,850      207,002
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Witness Systems Inc.                 Common   977424100    $60,143,835     3,430,909   x                3,066,609      364,300
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US Cellular Corp                     Common   911684108    $57,666,519       828,661   x                  748,388       80,273
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PNM Resources Inc.                   Common   69349h107    $54,467,638     1,751,371   x                1,541,921      209,450
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Avis Budget Group Inc                Common   053774105    $52,344,477     2,413,300   x                2,179,800      233,500
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Abbott Labs                          Common   002824100    $47,853,337       982,413   x                  972,213       10,200
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MoneyGram Intl Inc                   Common   60935Y109    $45,205,732     1,441,509   x                1,290,205      151,304
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Discovery Holding Company Cl A  Cl A Common   25468Y107    $44,293,485     2,752,858   x                2,734,020       18,838
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Cabot Microelectronics Com           Common   12709p103    $43,405,798     1,278,898   x                1,146,069      132,829
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                SubTotal Page 1                         $1,926,506,420    85,338,335                    7,378,024    7,960,311
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                                                                                        FORM 13F

                                                    Shapiro Capital Management Company, Inc

Page2 of 2                                          Name of Reporting Manager :
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     Item 1:                     Item 2:        Item 3:     Item 4:      Item 5:    Item 6        Item 7           Item 8
                                                                                                           Voting Authority (shares)
                                                                                  Investment
                                                                                  Discretion
                                 Title of      CUSIP         Fair        Principal   (a)    Manager's      (a)         (b)     (c)
Name of Issuer                    Class        Number     Market Value     Amount    Sole  See Instr V    Sole       Shared    None
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Tronox Inc. - Class A           Cl A Common   897051108    $41,813,850     2,615,000   x                2,365,200      249,800
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Zales Corporation                    Common   988858106    $41,009,582     1,453,725   x                1,291,275      162,450
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Time Warner Inc.                     Common   887317105    $40,436,798     1,856,602   x                1,820,435       36,167
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Chemed Corp                          Common   16359R103    $36,324,345       982,270   x                  887,300       94,970
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Rent-A-Center, Inc.                  Common   76009N100    $32,885,590     1,114,388   x                  986,675      127,713
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Mine Safety Appliances Co.           Common   602720104    $31,914,087       870,780   x                  761,530      109,250
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Avaya Inc.                           Common   053499109    $28,265,044     2,021,820   x                2,010,170       11,650
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Schering Plough Corp                 Common   806605101    $21,267,300       899,632   x                  886,982       12,650
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Anheuser Busch Cos Inc               Common   035229103    $20,830,522       423,385   x                  419,085        4,300
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Teco Energy, Inc.                    Common   872375100    $17,080,754       991,338   x                  990,138        1,200
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Kraft Foods Inc Va  Cl A             Common   50075n104    $15,396,339       431,270   x                  428,320        2,950
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Portland General Electric Co.        Common   736508847    $11,910,975       437,100   x                  385,100       52,000
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Western Union Co                     Common   959802109    $10,133,840       452,000   x                  452,000            0
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Clear Channel Communications         Common   184502102     $8,114,777       228,328   x                  228,328            0
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First Data Corporation               Common   319963104     $6,941,440       272,000   x                  271,500          500
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OGE Energy Corp                      Common   670837103     $1,680,000        42,000   x                   32,100        9,900
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Berkshire Hathaway Inc. Class B Cl B Common   084670207     $1,264,770           345   x                      336            9
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Barrick Gold Corp                    Common   067901108     $767,500          25,000   x                   25,000            0
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Compass Minerals International,
  Inc.                               Common   20451N101     $697,476          22,100   x                   16,800        5,300
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Cincinnati Bell 6.75% Series B    Preferred   171871403     $391,000           8,500   x                    8,000          500
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Conagra Foods, Inc.                 Common   205887102      261,900            9,700   x                        0        9,700
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                SubTotal Page 2                         $369,387,888      15,157,283                   14,266,274      891,009
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                  Grand Total                         $2,295,894,309     100,495,618                   91,644,298    8,851,320
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                     Page 1                             23
                     Page 2                             21
                     total                              44
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